13. INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ 6,454	$ 1,992	$ 0
Deferred	(5,168)	(4,855)	(7,309)
Total	$ 1,286	$ (2,863)	$ (7,309)